Accrued liabilities and other payables (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Accrued liabilities and other payables

(in KUSD)	December 31, 2022	December 31, 2021
Payroll and social charges	16,306	16,063
R&D costs	40,171	20,320
GTN sales adjustments (1)	1,595	1,386
Other (2)	14,963	12,728
	73,035	50,497
(1) See note 7, “Revenue recognition.”
(2) Other includes the short-term component of the Deferred royalty obligation as of December 31, 2022 and 2021. See note 27, “Deferred royalty obligation.”